FINANCING RECEIVABLES, NET - Balances of financing receivables by due date (Details) - CNY (¥) ¥ in Thousands	Dec. 31, 2022	Dec. 31, 2021
Financing receivables by due date, due in months
0-12	¥ 806,651	¥ 834,010
13-24	0	10,243
Total financing receivables	¥ 806,651	¥ 844,253